Loss Per Share - Summary of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss attributable to ordinary shareholders	$ (195,071)	$ (139,075)	$ (50,384)
Denominator:
Weighted average number of ordinary shares- basic and diluted	64,369,490	52,609,810	21,752,757
Net loss per share-basic and diluted	$ (3.03)	$ (2.64)	$ (2.32)